LEASE OBLIGATIONS, Future Minimum Lease Payments under Lease Obligations (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Future Minimum Lease Payments [Abstract]
Minimum lease payments	$ 72,576	$ 633,903
Less: Imputed Interest	(4,244)	(70,573)
Total lease obligations	68,332	563,330	$ 212,903
Current portion of lease obligations	(58,012)	(158,409)
Non-current portion of lease obligations	10,320	404,921
Less than 1 Year [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	62,208	166,878
1-5 Years [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	10,368	467,025
5 + Years [Member]
Future Minimum Lease Payments [Abstract]
Minimum lease payments	$ 0	$ 0